Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par or stated value per share		$ 0.0001
Preferred stock shares authorized		1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock par or stated value per share	$ 1.00	$ 1.00	$ 1.00
Common stock shares authorized	10,000	10,000	10,000
Common stock shares issued	1,029	1,029	1,029
Common stock shares outstanding	1,029	1,029	1,029
CBRE Acquisition Holdings Inc [Member]
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member] | CBRE Acquisition Holdings Inc [Member]
Temporary equity shares outstanding	40,250,000	40,250,000
Temporary equity shares outstanding		40,250,000
Temporary equity redemption price per share	$ 10.00	$ 10.00
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares outstanding		40,250,000
Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued	2,012,500	2,012,500
Common stock shares outstanding	2,012,500	2,012,500
Series A Redeemable Preferred Stock [Member]
Temporary equity liquidation preference	$ 290,000,000	$ 212,163,000	$ 178,023,000
Preferred stock par or stated value per share	$ 0.01	$ 0.01	$ 0.01
Preferred stock shares authorized	310,000	310,000	310,000
Preferred stock, shares issued	290,000	208,000	176,500
Preferred stock, shares outstanding	290,000	208,000	176,500